Note 17 - Financial Instruments - Summary of Derivative Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warrants, fair value	$ 3,332	$ 3,222
Warrants, volatility	233.00%
Financial Instrument Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Warrants, fair value	$ 3,332	$ 3,222
Warrants, volatility	233.00%	104.70%